INVESTMENTS AND SUBORDINATED LOAN FROM PARENT CORPORATION (Details) - CAD ($) $ in Millions	Nov. 30, 2018	Feb. 27, 2018	Nov. 06, 2017	May 03, 2017	Nov. 01, 2016	Mar. 01, 2016	Feb. 12, 2016
Parent
Related Parties
Repayment of subordinated loan					$ 2,290.0		$ 430.0
Subordinated loan granted during the period		$ 2,390.0		$ 3,600.0		$ 625.0
Interest rate on subordinated loan (in percentage)		9.50%		10.50%		11.50%
Repayment term intervals of subordinated loan (in months)		6 months		6 months		6 months
Investment in redeemable preferred shares		$ 2,390.0
9101-0835 Quebec Inc | Series B and D Preferred shares
Related Parties
Payments for redemption of preferred stock in cash					2,290.0
Settlement of cumulative unpaid dividends in cash					$ 92.7
9101-0835 Quebec Inc | Series B Preferred shares
Related Parties
Number of preferred shares redeemed					1,660,000		430,000
Payments for redemption of preferred stock in cash							$ 430.0
Settlement of cumulative unpaid dividends in cash							$ 6.9
9101-0835 Quebec Inc | Series D Preferred shares
Related Parties
Number of preferred shares redeemed					625,000
Investment in redeemable preferred shares						$ 625.0
Redeemable preferred shares acquired (in shares)						625,000
Preferred stock annual dividend rate (in percentage)						11.60%
9101-0835 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed			3,600,000
9346-9963 Quebec Inc | Series C preference shares
Related Parties
Number of preferred shares redeemed	795,000
Payments for redemption of preferred stock in cash	$ 795.0		$ 3,600.0
Settlement of cumulative unpaid dividends in cash	34.1		145.3
Repayment of subordinated loan	$ 795.0		$ 3,600.0
Investment in redeemable preferred shares				$ 3,600.0
Redeemable preferred shares acquired (in shares)		2,390,000		3,600,000
Preferred stock annual dividend rate (in percentage)		9.60%		10.60%